LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Lease liabilities related to Right of Use assets	$ 2,054	$ 2,156
Sale and leaseback liabilities	99	248
Current liabilities	2,153	2,404
Non-Current liabilities
Lease liabilities related to Right of Use assets	16,407	17,474
Sale and leaseback liabilities	181	271
Non-current liabilities	$ 16,588	$ 17,745